FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total unrealized gains (losses) included in other comprehensive income			$ 44
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Balance at January 1	5,406	5,467	5,467	5,188
Total realized and unrealized gains (losses) included in income	(12)	(12)	0	0
Total unrealized gains (losses) included in other comprehensive income	467	(296)	(44)	300
Net purchases, sales, calls and maturities	0	0	(17)	(21)
Net transfers in/out of Level 3	0	0	0	0
Balance at September 30	$ 5,861	$ 5,159	$ 5,406	$ 5,467